Consolidated Statement of Changes in Stockholder's Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign currency translation, impact of the sale of a business				$ 109
Net unrealized gain on derivative instruments, tax provision	$ (1)	$ (4)	$ (9)	$ (12)	$ (11)